Taxation - Schedule of Benefit for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
(Loss)/Income before income tax expense	$ 2,008	$ (3,731)
Computed income tax benefit with statutory tax rate	502	(932)
Additional deduction for research and development expenses	(158)	(95)
Tax effect of preferred tax rate	(646)	254
Tax effect of favorable tax rates on small-scale and low-profit entities	(36)	140
Tax effect of non-deductible items	21	26
Changes in valuation allowance	765	523
Income tax (benefit)/expense	$ 448	$ (84)